SHAREHOLDER' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity

	Year ended December 31,
	2 0 1 6		2 0 1 5		2 0 1 4
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Number	price	Number	price	Number	price

Options outstanding at beginning of year	419,042	1.1	422,761	1	480,444	0.4
Changes during the year:
Granted (1)	52,000	3	53,500	1.7	114,000	0.8
Exercised	(27,100)	1	(19,000)	0.5	-	-
Forfeited	(11,667)	1.8	(38,219)	1.1	(171,683)	9.2
Options outstanding at end of year	432,275	1.3	419,042	1.1	422,761	1
Options exercisable at year end	328,362	1	317,042	1	316,958	1.1
Weighted average fair value of options granted during the year (2)	$1.3		$1.2		$0.4

(1)	Options granted in 2016, 2015 and 2014 were granted with exercise price that was at market value or above.

(2)	The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model in 2016 ,2015 and 2014, with the following weighted average assumptions:

Schedule of Fair Value of Options Granted
	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Dividend yield	0%	0%	0%
Expected volatility	80%	81%	64%
Risk-free interest rate	1.93%	1.72%	1.5%
Expected life - in years	4	6.5	4

Schedule of Information about Options Granted
Options outstanding			Options exercisable
		Weighted		Weighted
	Number	average	Number	average
	outstanding at	remaining	exercisable at	remaining
Exercise	December 31,	contractual	December 31,	contractual
prices	2016	life	2016	life
$		Years		Years

0.5-3.2	413,275	0.03-9.82	309,362	0.03-8.88
4-4.6	12,750	1.28-2.12	12,750	1.28-2.12
4.9	2,500	2.01	2,500	2.01
7.5-7.8	3,750	0.12-1.29	3,750	0.15-1.29
	432,275		328,362